Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	425,000,000	425,000,000	425,000,000
Common stock, shares issued	163,727,382	157,599,882	122,435,576
Common stock, shares outstanding	163,727,382	157,599,882	122,435,576
Series B Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	33,687.21	33,687.21	33,687.21
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series A Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,604.28	2,604.28	2,604.28
Preferred stock, shares issued	0	0	0
Preferred stock shares outstanding	0	0	0